SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 25,187	$ 14,546
Income tax payable		5,007
Other taxes payable	17,305	7,151
Total taxes payable	$ 42,492	$ 26,704